Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

February 6, 2025

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: SmartTrust 692 (the “Fund”)
(File No. 333-283331) (CIK# 2005149)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on February 5, 2025.

Very truly yours,

SmartTrust 692

By: Hennion & Walsh, Inc.

By	/s/ KEVIN D. MAHN
Kevin D. Mahn Authorized Signatory